Inventory (Details) - Schedule of Inventory - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Inventory Disclosure [Abstract]
Raw materials	$ 439	$ 351	$ 163
Work-in-process	127	127	539
Finished goods	2,662	1,964	1,274
Inventory	$ 3,228	$ 2,442	$ 1,976